Revenue - Timing of revenue recognition (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 27,223	£ 27,359	£ 9,672
Revenue related to obligations discharged over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	26,553	12,804	9,672
Revenue related to obligations discharged at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 670	£ 14,555	£ 0